Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,325.49
Total Fee Amount	1,325.49
Total Transaction Valuation	8,657,649
Total Offset Amount	0
Net Fee	$ 0